GIORDANO INVESTMENT TRUST

2530 Riva Road, Suite 312

Annapolis, Maryland 21401

(252) 972-9922

February 2, 2009

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

Giordano Investment Trust (“Trust”) Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended (File No. 333-126677), and Amendment No. 4 to the Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-21789) on Form N-1A on behalf of the Giordano Fund (“Fund”), a series of the Trust

Ladies and Gentlemen,

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act, and Amendment No. 4 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended on Form N-1A. This amendment was filed with the Securities and Exchange Commission electronically on January 28, 2009.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Sincerely,

Giordano Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary

cc:	John H. Lively
Husch Blackwell Sanders LLP
P.O. Box 219777
Kansas City, MO 64121-6777